CONTRACT LIABILITY (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Opening balance	$ 138,918	$ 185,696
Additions	0	0
Changes in exchange rates	4,072	5,457
Revenue recognized from contract liability	(53,014)	(52,235)
Ending balance	89,976	138,918
Current portion	53,927	52,166
Long-term portion	$ 36,049	$ 86,752